23. Salaries and social security taxes payable (Details) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
SummaryOfSalariesAndSocialSecurityTaxesPayableLineItems [Line Items]
Noncurrent	$ 162,737	$ 176,679
Current	1,742,626	1,801,492
Early retirements payable
SummaryOfSalariesAndSocialSecurityTaxesPayableLineItems [Line Items]
Noncurrent	14,884	4,960
Current	10,248	7,099
Seniority-based bonus
SummaryOfSalariesAndSocialSecurityTaxesPayableLineItems [Line Items]
Noncurrent	147,853	171,719
Salaries payable and provisions
SummaryOfSalariesAndSocialSecurityTaxesPayableLineItems [Line Items]
Current	1,581,241	1,571,228
Social security payable
SummaryOfSalariesAndSocialSecurityTaxesPayableLineItems [Line Items]
Current	$ 151,137	$ 223,165